Digital Currencies and Derivative Asset (Tables)	3 Months Ended
Jun. 30, 2025
Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	June 30, 2025	March 31, 2025

Bitcoin	$46,463	$180,741
Ethereum Classic	6	6
Other currencies	857	399
Total	$47,326	$181,146

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins

Digital currencies, March 31, 2024	$161,258	2,287
Digital currency mined (non-cash consideration)	105,158	1,414
Digital currency sold	(107,101)	(1,328)
Deposit of equipment (i)	(16,043)	(172)
Revaluation adjustment	37,469	-
Digital currencies, March 31, 2025	$180,741	2,201

Digital currency mined (non-cash consideration)	40,788	406
Digital currency purchased	8,921	86
Digital currency sold	(60,476)	(693)
Deposit on equipment (i)	(129,401)	(1,565)
Revaluation adjustment	5,890	-
Digital currencies, June 30, 2025	$46,463	435

Ethereum Classic	Amount	Number of coins

Digital currencies, March 31, 2024	$196	5,746
Digital currency mined	-	-
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(85)	-
Digital currencies, March 31, 2025 and June 30, 2025	$6	373

Schedule of measurement inputs and valuation techniques [Table Text Block]
	April 3, 2025	May 21, 2025	May 26, 2025

Spot price	$83	$110	$109
Strike price	$87	$105	$110
Risk-free interest rate	3.98% - 4.30%	3.98%	3.98%
Expected life (years)	0.26 - 0.80	0.77	0.77
Annualized volatility	50.26% - 51.94%	50.41%	50.87%
No. of BTC	1,321	199	45
	June 30, 2025	March 31, 2025

Spot price	$107	$83
Strike price	$87 - 110	$88
Risk-free interest rate	4.16% - 4.35%	4.21% - 4.29%
Expected life (years)	0.01 - 0.66	0.18 - 0.43
Annualized volatility	35.65% - 44.12%	49.95% - 52.18%
No. of Bitcoin pledged	1,651	172